Related parties - Summary of key management personnel compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Related party transactions [abstract]
Short-term employee benefits	$ 3,191	$ 2,690
Post-employment benefits	86	72
Share-based compensation	2,078	1,243
Key management personnel compensation	$ 5,355	$ 4,005